Financial Assets and Financial Liabilities - Summary of Carrying Amounts of Financial Instruments Category Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	₩ 599,820,653	₩ 582,288,984
Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	10,920,435	12,271,604
Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	6,210,639	9,509,769
Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	406,512,434	393,928,904
Borrowings
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	69,583,561	71,717,366
Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	69,176,668	68,698,203
Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	37,416,916	26,163,138	[1]
Financial instruments at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	8,919,984	11,402,747
Financial instruments at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	2,953,472	2,193,210
Financial instruments at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	5,966,512	9,209,537
Financial instruments designated at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	7,966,963	10,078,394
Financial instruments designated at fair value through profit or loss | Financial liabilities at fair value through profit or loss
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	7,966,963	10,078,394
Financial instruments at amortized cost
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	582,689,579	560,507,611
Financial instruments at amortized cost | Deposits
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	406,512,434	393,928,904
Financial instruments at amortized cost | Borrowings
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	69,583,561	71,717,366
Financial instruments at amortized cost | Debentures
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	69,176,668	68,698,203
Financial instruments at amortized cost | Other financial liabilities
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	37,416,916	26,163,138	[1]
Derivatives held for hedging
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	244,127	300,232
Derivatives held for hedging | Derivatives
Carrying Amounts Of Financial Liabilities Line Items [Line Items]
Financial liabilities	₩ 244,127	₩ 300,232

[1]	Other financial liabilities include lease liabilities that are not included in the category of financial instruments measured at amortized cost.